Financial instruments (Detail 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	14.26%	1083.00%
Jun/26 up to Nov/28 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		0.68%
Jun/26 up to Nov/28 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		0.90%
Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	R$ 1,120,767	R$ 1,258,262	R$ 2,402,698
Bonds | Jun/28 | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	3.95%	3.95%
Current portion of non-current borrowings	R$ 2,043	R$ 2,299
Non-current portion of non-current borrowings	1,118,724	1,255,963
Borrowings	R$ 1,120,767	R$ 1,258,262
Debentures | Oct/26 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	1.75%	1.75%
Current portion of non-current borrowings	R$ 393,779	R$ 23,657
Non-current portion of non-current borrowings	0	999,538
Borrowings	393,779	1,023,195
Financial bills | Jun/26 up to Nov/28 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings		0
Non-current portion of non-current borrowings		2,954,374
Borrowings		R$ 2,954,374
Receivable Backed Securities | Sep/26 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		1.30%
Current portion of non-current borrowings		R$ 2,250
Non-current portion of non-current borrowings		99,447
Borrowings		101,697
Debentures, financial bills and commercial papers [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	2,643,341	25,907
Non-current portion of non-current borrowings	3,171,183	4,053,359
Borrowings	5,814,524	4,079,266	1,116,252
Obligations to open-end FIDC quota holders [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	R$ 434,950	R$ 418,324	452,128
Obligations to open-end FIDC quota holders [Member] | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate	0.15%	0.40%
Current portion of non-current borrowings	R$ 434,950	R$ 418,324
Non-current portion of non-current borrowings	0	0
Borrowings	434,950	418,324
Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	2,985,235	2,740,110	0
Time deposits [Member] | Jan/25 up to Jun/26 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings		2,619,469
Non-current portion of non-current borrowings		120,641
Borrowings		R$ 2,740,110
Time deposits [Member] | Jan/25 up to Dec/27 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		0.25%
Time deposits [Member] | Jan/25 up to Dec/27 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		110.00%
Institutional deposits and marketable debt securities [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	5,777,314	R$ 3,065,999	475,319
Non-current portion of non-current borrowings	4,578,162	5,429,963
Borrowings	10,355,476	R$ 8,495,962	3,971,078
Obligations to FIDC TAPSO quota holders [Member] | Jan/31 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		12.75%
Current portion of non-current borrowings		R$ 0
Non-current portion of non-current borrowings		1,988,645
Borrowings		1,988,645
Bank borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings	4,860,940	2,164,330	1,321,348
Bank borrowings | Jan/25 up to Dec/27 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings		1,853,944
Non-current portion of non-current borrowings		310,386
Borrowings		R$ 2,164,330
Bank borrowings | Jan/25 up to Dec/27 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		0.75%
Bank borrowings | Jan/25 up to Dec/27 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		1.74%
Leases
Disclosure of detailed information about financial instruments [line items]
Borrowings	169,380	R$ 247,004	173,683
Leases | Jan/25 up to Jun/29 | CDI Rate
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings		49,896
Non-current portion of non-current borrowings		197,108
Borrowings		R$ 247,004
Leases | Jan/25 up to Jun/29 | CDI Rate | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		105.10%
Leases | Jan/25 up to Jun/29 | CDI Rate | Top of range
Disclosure of detailed information about financial instruments [line items]
Benchmark return rate		151.80%
Other debt instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Current portion of non-current borrowings	2,866,445	R$ 1,903,840	1,404,678
Non-current portion of non-current borrowings	4,360,144	2,496,139
Borrowings	R$ 7,226,589	R$ 4,399,979	R$ 1,548,134